UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5344

William Blair Funds

(Exact name of registrant as specified in charter)

222 West Adams Street, Chicago, IL	60606
(Address of principal executive offices)	(Zip Code)

Michelle R. Seitz

William Blair Funds

222 West Adams Street, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimates and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (ss) 3507.

Item 1.	April 30, 2012 Semiannual Reports transmitted to shareholders.

William Blair Funds

Semiannual Report

April 30, 2012

Multi-Asset and Alternatives Funds

April 30, 2012	William Blair Funds 1

President’s Letter

Dear Investor,

Many investors perceive a new paradigm of escalated market volatility and are concerned about its negative impact on their portfolios.

Several global events and changes have heightened volatility, including the Eurozone’s ongoing debt crisis, China’s potentially slowing growth and the myriad global demographic, political, and economic challenges. Further contributing to market extremes are increased global interconnectedness, 24/7 trading, and computer-driven decision-making.

To help our clients navigate current market conditions, we recently introduced two alternatives funds: William Blair Macro Allocation Fund and William Blair Commodity Strategy Long/Short Fund. Both funds leverage our experienced investment teams, and help provide ways for our clients to diversify their portfolios.

The Macro Allocation Fund offers a solution for investors who are concerned about how their portfolio is positioned in response to global macro risks. This strategy, which is unconstrained by geography, asset class, sector, style, or capitalization, is designed to complement a strategic allocation with a tactical, dynamic view of markets and currencies. The Fund seeks to capitalize on opportunities created by global price volatility.

The Commodity Strategy Long/Short Fund is designed to give broad exposure to commodities and seeks to provide attractive risk-adjusted returns with low correlations to traditional asset classes. Using a multi-manager approach, the Fund is structured as a diverse portfolio, which maintains the potential to profit in both up and down commodity markets.

We look forward to providing you with further insights and updates on these strategies.

As always, thank you for investing with William Blair.

Sincerely,

Michelle R. Seitz, CFA, Partner

Chairman of the Board and President, William Blair Funds

2 Semi-Annual Report	April 30, 2012

William Blair Macro Allocation Fund

Portfolio of Investments, April 30, 2012 (unaudited)

Issuer	Shares/ Principal Amount	Value

Exchange-Traded Funds—82.2%
Equity Exchange-Traded Funds—35.6%
Guggenheim Frontier Markets ETF (a)	10,025	$211,427
iShares MSCI EAFE Value Index (a)	2,567	116,670
iShares Russell 1000 Value Index Fund	10,307	715,203
iShares S&P Global Energy Sector Index Fund	7,496	294,518
SPDR S&P 500 ETF Trust	6,543	914,515
SPDR S&P Emerging Markets Small Cap ETF (a)	11,672	520,104
Vanguard MSCI Emerging Markets ETF (a)	5,715	243,059
Vanguard MSCI European ETF (a)	11,229	504,631

		3,520,127

Fixed Income Exchange-Traded Funds—46.6%
iShares Barclays MBS Bond Fund (a)	14,656	1,587,098
iShares iBoxx Investment Grade Corporate Bond Fund	11,795	1,373,882
SPDR Barclays Capital High Yield Bond ETF	39,780	1,580,460
WisdomTree Emerging Markets Local Debt ETF (a)	1,427	73,961

		4,615,401

Total Exchange-Traded Funds (cost $7,799,665)		8,135,528

Repurchase Agreement—11.0%
Fixed Income Clearing Corporation, 0.100% dated 4/30/12, due 5/1/12, repurchase price $1,091,280, collateralized by U.S. Treasury Note, 0.125%, due 12/31/13	$1,091,277	1,091,277

Total Repurchase Agreement (cost $1,091,277)		1,091,277

U.S. Government—7.6%
U.S. Treasury Bill, 0.110%, 11/15/12 (b)	550,000	$549,673
U.S. Treasury Bill, 0.170%-0.180%, 4/4/13 (b)	200,000	199,663

Total U.S. Government (cost $749,336)		749,336

Purchased Put Option—0.2%
S+P 500 Index, May 2012, Strike $1405	7	16,240

Total Purchased Put Option (cost $26,221)		16,240

Total Investments in Securities—101.0% (cost $9,666,499)		9,992,381

Securities Sold Short
Exchange-Traded Funds
iShares Russell 1000 Growth Index Fund	(8,424)	(555,984)

Total Securities Sold Short—(5.6)% (proceeds $495,798)		(555,984)

Written Put Option
DAX (German Stock Index), December 2013, Strike €4000	(13)	(11,323)

Total Written Put Option—(0.1)% (proceeds $19,633)		(11,323)

Cash and other assets, less liabilities—4.7%		466,262

Net assets—100.0%		$9,891,336

(a)	Security, or portion of security, is segregated as collateral for written options and securities sold short aggregating a total value of $660,519
(b)	Security, or portion of security, is pledged as collateral to cover initial margin requirements on open futures contracts aggregating a total value of $439,606

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency	Current Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
5/16/12	Chinese Yuan Renminbi	State Street Bank & Trust Company	7,196,000	$1,139,939	$(4,856)
5/16/12	Euro	State Street Bank & Trust Company	247,000	326,970	(1,302)
5/16/12	British Pound Sterling	State Street Bank & Trust Company	422,000	684,805	14,237
5/16/12	Hong Kong Dollar	State Street Bank & Trust Company	3,513,000	452,806	(147)
5/16/12	Hungarian Forint	State Street Bank & Trust Company	75,188,000	346,386	7,123
5/16/12	Indian Rupee	State Street Bank & Trust Company	45,391,000	858,851	(34,587)
5/16/12	Japanese Yen	State Street Bank & Trust Company	10,299,000	129,010	369
5/16/12	South Korean Won	State Street Bank & Trust Company	1,211,338,000	1,070,919	(1,996)
5/16/12	Mexican Peso	State Street Bank & Trust Company	5,658,000	433,822	(8,154)
5/16/12	Malaysian Ringgit	State Street Bank & Trust Company	1,651,000	545,078	1,678
5/16/12	Norwegian Krone	State Street Bank & Trust Company	893,000	155,961	1,330
5/16/12	Polish Zloty	State Street Bank & Trust Company	1,025,000	324,633	2,056
5/16/12	Singapore Dollar	State Street Bank & Trust Company	199,000	160,810	967
5/16/12	Thai Baht	State Street Bank & Trust Company	13,483,000	438,087	864
5/16/12	Taiwan New Dollar	State Street Bank & Trust Company	15,474,000	529,807	3,951

					$(18,467)

See accompanying Notes to Financial Statements.

April 30, 2012	William Blair Funds 3

William Blair Macro Allocation Fund

Portfolio of Investments, April 30, 2012 (unaudited)

Forward Foreign Currency Contracts—(continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency	Current Value	Net Unrealized Appreciation/ (Depreciation
Sold
5/16/12	Australian Dollar	State Street Bank & Trust Company	1,598,000	$1,662,557	$26,273
5/16/12	Brazilian Real	State Street Bank & Trust Company	301,000	157,482	11,977
5/16/12	Canadian Dollar	State Street Bank & Trust Company	342,000	346,096	(3,181)
5/16/12	Swiss Franc	State Street Bank & Trust Company	1,660,000	1,829,153	(7,283)
5/16/12	Danish Krone	State Street Bank & Trust Company	2,504,000	445,572	1,116
5/16/12	Euro	State Street Bank & Trust Company	1,146,000	1,517,035	2,916
5/16/12	Japanese Yen	State Street Bank & Trust Company	77,537,000	971,267	18,927
5/16/12	Norwegian Krone	State Street Bank & Trust Company	891,000	155,612	4,185
5/16/12	New Zealand Dollar	State Street Bank & Trust Company	877,000	716,508	6,232
5/16/12	Singapore Dollar	State Street Bank & Trust Company	204,000	164,851	(3,136)

					$58,026

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Long
1	ASX SPI 200 Index	June 2012	$114,536	$4,372
6	FTSE 100 Index	June 2012	556,492	(12,404)
4	FTSE MIB Index	June 2012	379,981	(55,962)
9	IBEX 35 Index	May 2012	818,742	(7,861)
15	CAC 40 Index	May 2012	627,533	1,235
15	EURO STOXX 50 Index	June 2012	448,536	(41,031)
9	NIKKEI 225 Index	June 2012	537,982	(3,526)
16	S&P 500 E Mini Index	June 2012	1,114,880	15,025

				$(100,152)

Short
23	10YR US Treasury Notes	June 2012	$3,042,469	$(46,132)
2	S&P TSE 60 Index	June 2012	282,796	3,174
7	German Euro Bund	June 2012	1,307,326	(25,352)
1	DAX Index	June 2012	224,202	(1,890)
13	5YR US Treasury Notes	June 2012	1,609,359	(13,055)
6	10YR Japanese Government Bond	June 2012	1,074,724	(6,206)
12	Swiss Government Bond	June 2012	1,958,817	(10,109)

				$(99,570)

The chart below is a graphical representation of gross portfolio exposure excluding Forward Foreign Currency Contracts.

See accompanying Notes to Financial Statements.

4 Semi-Annual Report	April 30, 2012

William Blair Commodity Strategy Long/Short Fund

Consolidated Portfolio of Investments, April 30, 2012 (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

U.S. Government and U.S. Government Agency—14.8%
Federal National Mortgage Association (FNMA)—14.8%
#AC5124, 4.000%, due 11/1/24		$711,380	$775,019
#AC6257, 4.000%, due 12/1/24		589,431	642,161

Total FNMA Mortgage Obligations			1,417,180

Asset-Backed Securities—16.9%
Ally Auto Receivable Trust—144A, 2009-A3 Tranche A, 2.330%, 6/17/13	AAA	203,868	204,496
Ford Credit Floorplan Master Owner Trust, 2009-2, Tranche A, 1.790%, 9/15/14, VRN	AAA	200,000	201,080
Nissan Master Owner Trust Receivables—144A, 2010-AA, Tranche A, 1.390%, 1/15/15, VRN	AAA	200,000	201,529
American Express Credit Account Master Trust, 2008-5, Tranche A, 1.040%, 3/15/16	AAA	200,000	201,947
Bank of America Credit Card Trust, 2006-A14, Tranche A14, 0.300%, 4/15/16, VRN	AAA	220,000	220,049
Bank One Issuance Trust, 2003-A8, Tranche A8, 0.490%, 5/16/16, VRN	AAA	$200,000	$200,769
Capital One Multi-Asset Execution Trust, 2006-A12, Tranche A, 0.300%, 7/15/16, VRN	AAA	200,000	199,749
Citibank Credit Card Issuance Trust, 2006-A8, 0.510%, 12/17/18	AAA	200,000	198,340

Total Asset-Backed Securities			1,627,959

Corporate Obligation—2.1%
The Goldman Sachs Group, Inc., 3.300%, due 5/3/15		200,000	200,368

Total Corporate Obligations			200,368

Total Investments—33.8% (cost $3,243,693)			3,245,507
Cash and other assets, less liabilities—66.2%			6,366,653

Net assets—100.0%			$9,612,160

Total Return Swap

Reference Entity	Effective/ Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
William Blair Commodity Strategy Long-Short Mutual Fund Index	4/26/17	Deutsche Bank AG, London Branch	9,063,022	16,292

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

The chart below provides a breakdown of the commodity exposure within the total return swap.

See accompanying Notes to Financial Statements.

April 30, 2012	William Blair Funds 5

Statements of Assets and Liabilities

April 30, 2012 (unaudited)

	Macro Allocation Fund	Commodity Strategy Long/Short Fund Consolidated
Assets
Investments in securities, at cost	$9,666,499	$3,243,693

Investments in securities, at value	$9,992,381	$3,245,507
Cash	—	500,000
Segregated cash at broker	570,656	—
Receivable for fund shares sold	25,150	9,096,730
Receivable from Advisor	20,480	4,720
Dividend and interest receivable	4	3,053
Unrealized appreciation on forward foreign currency contracts	39,559	—
Unrealized appreciation on swap contract	—	16,292

Total assets	10,648,230	12,866,302
Liabilities
Payable for investment securities purchased	—	3,246,746
Security sold short (proceeds $495,798)	555,984	—
Option written, at value (proceeds $19,633)	11,323	—
Payable for futures variation margin	126,799	—
Investment advisory fee payable	6,421	2,164
Distribution and shareholder service fee payable	1,576	273
Other accrued expenses	54,791	4,959

Total liabilities	756,894	3,254,142

Net Assets	$9,891,336	$9,612,160

Capital
Composition of Net Assets
Par value of shares of beneficial interest	$912	$960
Capital paid in excess of par value	9,548,625	9,595,770
Accumulated net investment income (loss)	28,506	(2,676)
Accumulated net realized gain (loss)	199,455	—
Net unrealized appreciation (depreciation)	113,838	18,106

Net Assets	$9,891,336	$9,612,160

Class N Shares
Net Assets	$1,910,549	$1,001,582
Shares Outstanding	176,251	100,000
Net Asset Value Per Share	$10.84	$10.02
Class I Shares
Net Assets	$7,980,787	$8,610,578
Shares Outstanding	735,571	859,658
Net Asset Value Per Share	$10.85	$10.02

See accompanying Notes to Financial Statements.

6 Semi-Annual Report	April 30, 2012

Statements of Operations

For the Period Ended April 30, 2012 (unaudited)

	Macro Allocation Fund(a)	Commodity Strategy Long/Short Fund(b) Consolidated
Investment income
Dividends	$105,342	$—
Interest	431	—

Total income	105,773	—
Expenses
Investment advisory fees	24,063	2,164
Distribution fees	1,362	41
Shareholder services fees	4,512	232
Custodian fees	26,031	1,210
Transfer agent fees	6,586	223
Professional fees	25,037	2,404
Registration fees	15,582	335
Shareholder reporting fees	15,523	729
Trustee fees	130	3
Other expenses	1,952	55

Total expenses before waiver	120,778	7,396
Expenses waived and reimbursed by the Advisor	(86,005)	(4,720)

Net expenses	34,773	2,676

Net investment income (loss)	71,000	(2,676)
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments	17,240	—
Futures contracts	151,076	—
Options	(1,219)	—
Foreign currency transactions	32,358	—

Total net realized gain (loss)	199,455	—
Change in net unrealized appreciation (depreciation) of:
Investments	275,677	1,814
Futures contracts	(199,722)	—
Options	(1,671)	—
Swap	—	16,292
Foreign currency translations	39,554	—

Total change in net unrealized appreciation (depreciation)	113,838	18,106

Net increase (decrease) in net assets resulting from operations	$384,293	$15,430

(a)	For the period from November 29, 2011 (Commencement of Operations) to April 30, 2012.
(b)	For the period from April 25, 2012 (Commencement of Operations) to April 30, 2012.

See accompanying Notes to Financial Statements.

April 30, 2012	William Blair Funds 7

Statements of Changes in Net Assets

For the Period Ended April 30, 2012 (unaudited)

	Macro Allocation Fund	Commodity Strategy Long/Short Fund Consolidated
	2012(a)	2012(b)
Operations
Net investment income (loss)	$71,000	$(2,676)
Net realized gain (loss) on investments and foreign currency transactions	199,455	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency translation	113,838	18,106

Net increase (decrease) in net assets resulting from operations	384,293	15,430
Distributions to shareholders from
Net investment income
Class N	(7,330)	—
Class I	(35,164)	—

	(42,494)	—
Capital stock transactions
Net proceeds from sale of shares	9,569,474	9,596,730
Shares issued in reinvestment of income dividends and capital gain distributions	30,634	—
Less cost of shares redeemed	(50,571)	—

Net increase (decrease) in net assets resulting from capital share transactions	9,549,537	9,596,730

Increase (decrease) in net assets	9,891,336	9,612,160
Net assets
Beginning of period	—	—

End of period	$9,891,336	$9,612,160

Undistributed net investment income (loss) at the end of the period	$28,506	$(2,676)

(a)	For the period from November 29, 2011 (Commencement of Operations) to April 30, 2012.
(b)	For the period from April 25, 2012 (Commencement of Operations) to April 30, 2012.

See accompanying Notes to Financial Statements.

8 Semi-Annual Report	April 30, 2012

Notes to Financial Statements

(1) Organization

The William Blair Macro Allocation Fund (“MAF” or “Macro Allocation”) and the William Blair Commodity Strategy Long/Short Fund (“CLS” or “Commodity Strategy Long/Short”) are separate Funds (together the “Funds”) within the William Blair Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. For each Fund, the number of shares authorized is unlimited.

(a) Share Classes

Three different classes of shares currently exist: N, I and Institutional. This report includes financial highlight information for Classes N and I. Below is a brief description of the Class N shares and the Class I shares covered by this report:

Class N shares are offered to the general public, either directly through the Trust’s distributor or through a select number of financial intermediaries. Class N shares are sold without any sales load, and carry an annual 12b-1 distribution fee of 0.25%, a Shareholder Administration fee of 0.15% and may have a Sub-transfer agent fee that is not a fixed rate and may vary by Fund and class.

Class I shares are offered to a limited group of investors. They do not carry any sales load or distribution fees and generally have lower ongoing expenses than the Class N shares. Class I shares have a Shareholder Administration fee of 0.15% and may have a Sub-transfer agent fee that is not a fixed rate and may vary by Fund and class.

(b) Fund Objective and Description

Macro Allocation Fund

MAF’s objective is to maximize long-term risk-adjusted total return.

In pursuing its investment objective, MAF employs a dynamic global macro asset allocation strategy. This strategy attempts to exploit periodic market inefficiencies by taking long and short positions in various asset classes (e.g., equity, fixed income and currencies) with a view to profit from relative movements across and within such asset classes. MAF uses a top-down approach that focuses on general price movements in various asset classes and currencies rather than the performance of individual company securities. MAF’s macro asset allocation strategy is based primarily on the fundamental investment valuations of asset classes and currencies. The goal is to identify and exploit periodic discrepancies between fundamental values and market prices. These perceived value/price discrepancies are the foundation of the MAF’s portfolio construction. MAF may invest in or seek exposure to a wide range of asset classes including, without limitation, equity and fixed income markets (including asset-backed securities, mortgage-backed securities and other collateralized obligations and all grades and maturities of domestic and foreign credit, including high yield (junk bonds)), currencies, commodities, and real estate. MAF has no geographical or other limits on the allocation of its assets among asset classes.

Commodity Strategy Long/Short Fund

CLS’s objective is to seek long-term risk-adjusted total return.

CLS’s investment strategy seeks to provide broad exposure to commodities, provide attractive risk-adjusted returns with low correlations to traditional asset classes and maintain the inflation protection of commodities investing and profit in both up and down commodity markets. CLS invests primarily in derivative instruments (instruments whose values are based on, for example, indices, currencies or securities) and other investments that provide exposure to the commodity trading strategies of independent commodity trading advisors (“CTAs”) selected by William Blair & Company, L.L.C., (the “Advisor”), and fixed-income securities.

CLS’s commodity investments may include derivative instruments that provide exposure to CTAs selected by the Advisor and/or by investing in limited liability companies, limited partnerships, corporations or other pooled vehicles (“Underlying Vehicles”) managed by such CTAs. The Advisor seeks exposure to CTAs primarily through a total return swap (the “Swap”), with Deutsche Bank AG, London Branch (“Deutsche Bank”) as the counterparty. The Swap, which is a type of derivative instrument, is based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor.

April 30, 2012	William Blair Funds 9

The Swap is based on a notional amount agreed to by the Advisor and Deutsche Bank. The Advisor may add or remove CTAs or adjust notional exposure between existing CTAs within the Swap. The Swap will expire on April 26th, 2017, but may be terminated by the Fund on one days’ notice to Deutsche Bank. The notional value of the Swap as of April 30, 2012 was $9,063,022.

The Swap value includes the fees of Deutsche Bank and the fixed fees of the CTAs together aggregating no more than 1.80% of the notional amount of the Swap and may include a deduction for the performance fees of the individual CTAs in an amount not to exceed 20%. Fees are accrued daily within the Swap and deducted from the Swap value quarterly. During the period ended April 30, 2012, total fees within the Swap were $7,713.

(2) Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies in effect during the period covered by the financial statements, which are in accordance with U.S. generally accepted accounting principles.

(a) Basis for Consolidation for Commodity Strategy Long/Short Fund

CLS’s investments in the Swap are made through William Blair CLS Ltd., a wholly-owned subsidiary of CLS organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary acts as an investment vehicle for CLS in order to effect certain investments for the Fund consistent with CLS’s investment objectives and policies as specified in its prospectus and statement of additional information. CLS’s Portfolio of Investments has been consolidated and includes the portfolio holdings of CLS and the Subsidiary. The consolidated financial statements include the accounts of CLS and the Subsidiary. All Inter-company transactions and balances have been eliminated. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. Investments held within the Subsidiary are used to meet collateral requirements of the Swap and are invested in a money market fund. Under normal conditions, CLS will have an investment in the Subsidiary equal to 5% to 20% of the net assets of CLS. As of April 30, 2012 the total investment in the Subsidiary was $920,957, representing 9.6% of the net assets of CLS.

(b) Investment Income and Transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities that are recorded when the information is available.

Interest income is recorded on an accrual basis, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for CLS were the rates in effect on April 30, 2012. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended April 30, 2012, there were no paydown gains or losses to reclassify.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at year end.

10 Semi-Annual Report	April 30, 2012

Security and shareholder transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security and shareholder transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses from securities transactions are recognized on a specifically identified cost basis.

(c) Share Valuation and Distributions to Shareholders

Shares are sold and redeemed on a continuous basis at net asset value (“NAV”). The NAV per share is determined separately for each class by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding as of the close of regular trading on the New York Stock Exchange (the “Exchange”), which is generally 4:00 p.m. Eastern time, on each day the Exchange is open. Redemption fees may be applicable to redemptions or exchanges within 60 days of purchase. For both Class N and Class I shares, the Funds assess a 2% redemption fee on shares sold or exchanged that have been owned 60 days or less as disclosed within the Fund’s Prospectus. The redemption fees collected by the Fund are netted against the amount of redemptions for presentation on the Statements of Changes in Net Assets. As of April 30, 2012, the Funds have not collected any redemption fees.

Distributions from net investment income, if any, of the Funds are declared and paid at least annually. Capital gain distributions, if any, are declared and paid at least annually in December. Distributions payable to shareholders are recorded on the ex-dividend date.

(d) Foreign Currency Translation

The Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s NAV, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

(e) Income Taxes

Each Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies. Each Fund intends to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. No provision for federal income and excise taxes has been made.

Management has evaluated all of the uncertain tax positions of the Funds and has determined that no provision for income tax is required to be recorded in the financial statements. As of April 30, 2012 the Funds had not been in existence for a complete fiscal year and therefore have not made annual filings with the Internal Revenue Service.

The Funds treat the deferred loss associated with current period wash sales as an adjustment to the cost of investments for tax purposes. The cost of investments for federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation (depreciation) at April 30, 2012, were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Macro Allocation	$9,666,499	$343,317	$17,435	$325,882
Commodity Strategy Long/Short	3,243,693	1,814	—	1,814

The tax character of distributions paid during 2011 was as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions
Macro Allocation	$42,494	—	$42,494
Commodity Strategy Long/Short	—	—	—
April 30, 2012	William Blair Funds 11

(f) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(g) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimates.

(h) Indemnifications

In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential cost or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim has been made for indemnification pursuant to any such agreement of the Funds.

(3) Valuation

(a) Investment Valuation

The market value of equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Futures contracts (and options thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate.

The Subsidiary’s investment in the Swap is fair valued based on the calculation of the Index by the counterparty. The counterparty calculates the Index each index business day at the close of business in London, which is typically 11:00AM Eastern Time. The Advisor performs certain daily tests of the Swap value in order to test the reasonableness of the counterparty’s valuation. In determining the fair value of the Swap, the Advisor’s pricing committee, under procedures adopted by the Board of Trustees, will consider whether there have been significant events that have occurred from the close of business in London when the Swap is valued and the time that the Fund calculates its NAV.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined

12 Semi-Annual Report	April 30, 2012

in good faith by, or under the direction of, the Board of Trustees and in accordance with the Fund’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

(b) Fair Valuation Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment) unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the period, in the tables below with the reasons for the transfers disclosed in a note to the tables, if applicable.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows.

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions, for which the last quoted asked price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Asset-Backed Securities

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

April 30, 2012	William Blair Funds 13

Short-term Investments

Short-term investments having a maturity of 60 days or less at the time of purchase are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and Futures contracts, that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward foreign currency contracts, swap and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swaps and option contracts. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

CLS Swap Contract

The Swap held by the Subsidiary of CLS is fair valued based on the calculation of the Index by the counterparty, Deutsche Bank. The Swap is not a listed security nor does it actively trade. The fair value is based on inputs which are not readily observable in the market place, primarily of which are the underlying baskets of commodity pools on which the Swap is derived. The Swap also includes fees from various parties including the exchanges on which the underlying commodity contracts are traded, management and performance fees from the underlying CTAs and counterparty fees. The Swap is categorized within Level 3 of the fair value hierarchy.

As of April 30, 2012, the hierarchical input levels of securities in each Fund, segregated by security class, are as follows:

Investments in Securities	Macro Allocation	Commodity Strategy Long/Short
Assets
Level 1—Quoted Prices
Exchange-Traded Funds	$8,135,528	$—
Put Options	16,240	—
Level 2—Other Significant Observable Inputs
Government Securities	749,336	1,417,180
Asset-Backed Securities	—	1,627,959
Corporate Obligations	—	200,368
Repurchase Agreements	1,091,277	—
Liabilities
Level 1—Quoted Prices
Exchange-Traded Funds	(555,984)	—
Written Put Options	(11,323)	—

Total Investments in Securities	$9,425,074	$3,245,507

Other Financial Instruments	Macro Allocation	Commodity Strategy Long/Short
Assets
Level 2—Other Significant Observable Inputs
Forward Foreign Currency Contracts	$39,559	$—
Level 3—Significant Unobservable Inputs
Total Return Swap	—	16,292
Liabilities
Level 1—Quoted Prices
Futures Contracts	(199,722)	—

Total Other Financial Instruments	$(160,163)	$16,292

14 Semi-Annual Report	April 30, 2012

The following is a reconciliation of Level 3 securities in the Commodity Strategy Long/Short Fund for which significant unobservable inputs were used to determine fair value:

	Value 4/25/2012	Notional Increase	Notional Decrease	Change in Unrealized Appreciation	Value 4/30/2012
Total Return Swap	$—	$9,046,730	$—	$16,292	$16,292

Significant unobservable inputs for the Swap consist primarily of the performance of the underlying CTA’s. For the period ending April 30, 2012 the CTA performance ranged from -0.35% to 1.03%. The Swap value will increase or decrease generally in proportion to the weighted average performance of the CTA’s.

(4) Recent Accounting Pronouncement

In April 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-03 Reconsideration of Effective Control for Repurchase Agreements. Accounting Standard Update (“ASU”) 2011-03 amends ASC 860, Transfers and Servicing, in relation to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 is effective prospectively for new transfers and existing transitions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implication of this change and its impact on the financial statements has not been determined.

(5) Transactions with Affiliates

(a) Management and Expense Limitation Agreements

Each Fund has a management agreement with the Advisor for investment advisory, clerical, bookkeeping and administrative services. Each Fund pays the Advisor an annual fee, payable monthly, based on a specified percentage of its average daily net assets. The advisory fee rates for the Marco Allocation Fund and the Commodity Strategy Long/Short Fund are 0.80% and 1.40%, respectively.

The Funds have also entered into an Expense Limitation Agreement with the Advisor. Under the terms of the agreement, the Advisor will waive its management fee and/or reimburse the Fund for expenses in excess of the agreed upon rate. The amount the Advisor owes a Fund as of the reporting date is recorded as Receivable from Advisor on the Statements of Assets and Liabilities. The Advisor reimburses the Funds on a monthly basis. Under the terms of the agreement, the Advisor has agreed to waive its advisory fees and/or absorb other operating expenses through April 30, 2013, if total expenses for each class of the following Funds exceed the following rates (as a percentage of average daily net assets):

Funds	Class N	Class I
Macro Allocation	1.35%	1.10%
Commodity Strategy Long/Short	1.95%	1.70%

For the period ended April 30, 2012, the fee waivers and/or reimbursements for the MAF and the CLS were $86,005 and $4,720, respectively.

For a period of three years subsequent to the commencement of operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent the overall expense ratio remains below the expense limitation in place at the time the fee was waived and/or the expense was reimbursed. The total amounts available for recapture at April 30, 2012 for MAF and CLS were $86,005 and $4,720, respectively.

(b) Underwriting, Distribution Services and Service Agreements

Each Fund has a Distribution Agreement with William Blair for distribution services to the Funds’ Class N shares. Each Fund pays William Blair an annual fee, payable monthly, based on a specified percentage of its average daily net assets of Class N shares. The annual rate expressed as a percentage of average daily net assets for Class N is 0.25% for each Fund. Pursuant to the Distribution Agreement, William Blair enters into related selling group agreements with various firms at various rates for sales of the Funds’ Class N shares.

April 30, 2012	William Blair Funds 15

The Funds have a Shareholder Administration Agreement with William Blair to provide shareholder administration services. Class N and Class I shares of the Funds pay William Blair an annual fee, payable monthly, based upon 0.15% of average daily net assets attributable to each class, respectively. For the period ended April 30, 2012, the following fees were incurred:

Fund	Class N	Class I	Total
Macro Allocation	$817	$3,695	$4,512
Commodity Strategy Long/Short	25	207	232

(6) Investment Transactions

Investment transactions, excluding money market instruments, repurchase agreements and demand notes for the period ended April 30, 2012, were as follows:

Fund	Purchases	Sales
Macro Allocation	$7,972,067	$(703,038)
Commodity Strategy Long/Short	3,243,693	—

Transactions in written call and put options for the period ended April 30, 2010 are as follows:

	# of Contracts	Notional Amount	Premium
Balance at 11/29/2011	$—	$—	$—
Sales	13	344,162	19,633
Closing Buys	—	—	—
Expirations	—	—	—
Excised	—	—	—
Balance at 04/30/2010	13	344,162	19,633

(7) Short Sales

A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss unlimited in size, will be recognized upon the termination of the short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price it sold the security short.

(8) Financial Derivative Instruments

The Funds may use derivative instruments to obtain investment exposures, to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus.

Derivative transactions carry counterparty risk as they are based on contracts between the Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract. The Funds seeks to reduce counterparty risk in respect of OTC derivatives contracts by only transacting with high credit-standing counterparties and by regularly monitoring its exposure to counterparties.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however,

16 Semi-Annual Report	April 30, 2012

that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by the Funds involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk. Purchased options are shown as an asset on the Statement of Assets and Liabilities and are included in Investments in securities. Premiums received for written options are shown as a liability on the Statements of Assets and Liabilities. Realized gains and losses on the sale, expiration or assignment of an option are disclosed on the Statements of Operations.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency exchange contracts. When entering into a forward currency contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Funds’ net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency.

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security and currency exchange rate swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

CLS will gain exposure to the commodities market by investing in a total return swap with Deutsche Bank. The Fund’s returns will be reduced or its losses will be increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the Index. In addition, there is the risk that the Swap may be terminated by the Fund or the counterparty in accordance with its terms or as a result of regulatory changes. If the Swap were to terminate, the Fund may be unable to implement its investment strategies with respect to commodities investments and the Fund may not be able to seek to achieve its investment objective.

For the CLS Swap no price is paid upon entering into the arrangement nor is any initial margin required to be posted. Any increase or decrease in Swap value will be recorded on the Statements of Assets and Liabilities as appreciation or depreciation on the Swap contract. In the event of depreciation, the Fund is required to deposit in a segregated account with its custodian an amount equal to the unrealized losses.

April 30, 2012	William Blair Funds 17

The following table presents the value of financial derivative instruments as of April 30, 2012 and their respective location on the Statements of Assets and Liabilities:

	Assets		Liabilities
Derivative	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Macro Allocation
Currency Contracts	Unrealized appreciation on forward currency contracts	39,559	Unrealized depreciation on forward currency contracts	—
Fixed Income Futures Contracts	Receivable for variation margin	—	Payable for variation margin	100,854
Equity Futures Contracts	Receivable for variation margin	—	Payable for variation margin	98,868
Equity Options	Investments in securities, at value	16,240	Options written, at value	11,323
Commodity Strategy Long/Short
Swap Contract	Unrealized appreciation on swap contract	16,292	Unrealized appreciation on swap contract	—

The following table indicates the effect of derivatives, by primary risk exposure, on the Statements of Operations for the period ended April 30, 2012:

	Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Derivative	Statements of Operations	Value	Statements of Operations	Value
Macro Allocation
Currency Contracts	Forward currency transactions	32,358	Foreign Currency Translations	39,559
Fixed Income Futures Contracts	Futures Contracts	(104,129)	Futures Contracts	(100,854)
Equity Futures Contracts	Futures Contracts	255,205	Futures Contracts	(98,868)
Fixed Income Future Options	Options	(1,219)	Options	—
Equity Options	Options	—	Options	(1,671)
Commodity Strategy Long/Short
Commodities	Swap Contract	—	Swap Contract	16,292

(9) Fund Share Transactions

The following table summarizes the activity in capital shares of each Fund for the period ending April 30, 2012:

	Macro Allocation (a)		Commodity Strategy Long/Short (b)
Class N Shares	Shares	Dollars	Shares	Dollars
Shares sold	175,532	$1,841,198	100,000	$1,000,000
Reinvestment of distributions	719	7,331	—	—
Less shares redeemed	—	—	—	—

Net increase (decrease)	176,251	$1,848,529	100,000	$1,000,000

Class I Shares	Shares	Dollars	Shares	Dollars
Shares sold	737,973	$7,728,276	859,658	$8,596,730
Reinvestment of distributions	2,285	23,303	—	—
Less shares redeemed	(4,687)	(50,571)	—	—

Net increase (decrease)	735,571	$7,701,008	859,658	$8,596,730

Total	Shares	Dollars	Shares	Dollars
Shares sold	913,505	$9,569,474	959,658	$9,596,730
Reinvestment of distributions	3,004	30,634	—	—
Less shares redeemed	(4,687)	(50,571)	—	—

Net increase (decrease)	911,822	$9,549,537	959,658	$9,596,730

(a)	For the period from November 29, 2011 (Commencement of Operations) to April 30, 2012.
(b)	For the period from April 25, 2012 (Commencement of Operations) to April 30, 2012.
18 Semi-Annual Report	April 30, 2012

Financial Highlights

Macro Allocation Fund

Class N
Period Ended April 30,
2012(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10
Net realized and unrealized gain (loss) on investments	0.81

Total from investment operations	0.91
Less distributions from:
Net investment income	0.07
Net realized gain	—

Total distributions	0.07

Net asset value, end of period	$10.84

Total Return (%)*	9.18
Ratios to average daily net assets (%)**:
Expenses, net of waivers and reimbursements	1.35
Expenses, before waivers and reimbursements	4.20
Net investment income (loss), net of waivers and reimbursements	2.17
Net investment income (loss), before waivers and reimbursements	(0.68)

Class N net assets at end of period	$1,910,549
Portfolio turnover rate (%)*	12

Class I
Period Ended April 30,
2012(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11
Net realized and unrealized gain (loss) on investments	0.81

Total from investment operations	0.92
Less distributions from:
Net investment income	0.07
Net realized gain	—

Total distributions	0.07

Net asset value, end of period	$10.85

Total Return (%)*	9.28
Ratios to average daily net assets (%)**:
Expenses, net of waivers and reimbursements	1.10
Expenses, before waivers and reimbursements	3.98
Net investment income (loss), net of waivers and reimbursements	2.42
Net investment income (loss), before waivers and reimbursements	(0.46)

Class I net assets at end of period	$7,980,787
Portfolio turnover rate (%)*	12

(a)	For the period November 29, 2011 (Commencement of Operations) to April 30, 2012.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

April 30, 2012	William Blair Funds 19

Financial Highlights

Commodity Strategy Long/Short Fund

Class N
Period Ended April 30,
2012(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 ^
Net realized and unrealized gain (loss) on investments	0.02

Total from investment operations	0.02
Less distributions from:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of period	$10.02

Total Return (%)*	0.20
Ratios to average daily net assets (%)**:
Expenses, net of waivers and reimbursements	1.95
Expenses, before waivers and reimbursements	5.59
Net investment income (loss), net of waivers and reimbursements	(1.95)
Net investment income (loss), before waivers and reimbursements	(5.59)

Class N net assets at end of period	$1,001,582
Portfolio turnover rate (%)*	0

Class I
Period Ended April 30,
2012(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 ^
Net realized and unrealized gain (loss) on investments	0.02

Total from investment operations	0.02
Less distributions from:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of period	$10.02

Total Return (%)*	0.20
Ratios to average daily net assets (%)**:
Expenses, net of waivers and reimbursements	1.70
Expenses, before waivers and reimbursements	5.28
Net investment income (loss), net of waivers and reimbursements	(1.70)
Net investment income (loss), before waivers and reimbursements	(5.28)

Class I net assets at end of period	$8,610,578
Portfolio turnover rate (%)*	0

(a)	For the period April 25, 2012 (Commencement of Operations) to April 30, 2012.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

20 Semi-Annual Report	April 30, 2012

Trustees and Officers (Unaudited). The trustees and officers of the William Blair Funds, their year of birth, their principal occupations during the last five years, their affiliations, if any, with William Blair & Company, L.L.C., and other significant affiliations are set forth below. The address of each trustee and officer is 222 West Adams Street, Chicago, Illinois 60606.

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years(2)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/Officer
Interested Trustees
Michelle R. Seitz, 1965*	Chairperson of the Board of Trustees and President	Trustee since 2002; Chairperson since 2010 Since 2007	Partner, William Blair & Company, L.L.C.; Limited Partner, WB Holdings, L.P. (since November 2008); Member, WBC GP, L.L.P. (since November 2008)	25	Director, William Blair SICAV; Financial Accounting Foundation (FAF)

Richard W. Smirl, 1967*	Trustee and Senior Vice President	Trustee since 2010 and Senior Vice President Since 2007	Partner, William Blair & Company, L.L.C.	25	Director, William Blair SICAV

Non-Interested Trustees
Phillip O. Peterson, 1944	Trustee	Since 2007	Retired; formerly, President, Strong Mutual Funds, 2004-2005; formerly, Partner, KPMG LLP	25	The Hartford Group of Mutual Funds (87 portfolios); Symetra Mutual Funds Trust (variable annuity funds) (14 portfolios)

Lisa A. Pollina, 1965	Trustee	Since 2011	Senior Advisor to head of RBC Financial Group’s International Banking and Insurance division since 2010; formerly, Bank of America Corporation, Global Financial Institutions Executive from 2006-2008 and multiple Advisory from 2008-2010; prior thereto roles, Managing Partner, Bordeaux Capital from 2002-2006.	25	Darkstrand, high-speed fiber optic network provider (2009 to 2010); Jane Addams Hull House Association, Board of Trustees (2003 to 2009)

Donald J. Reaves, 1946	Trustee	Since 2004	Chancellor, Winston-Salem State University since 2007; formerly, Vice President for Administration and Chief Financial Officer, University of Chicago 2002-2007.	25	American Student Assistance Corp., guarantor of student loans; Amica Mutual Insurance Company

Donald L. Seeley, 1944	Trustee	Since 2003	Retired; formerly, Director, Applied Investment Management Program, University of Arizona Department of Finance, prior thereto, Vice Chairman and Chief Financial Officer, True North Communications, Inc., marketing communications and advertising firm	25	Warnaco Group, Inc., intimate apparel, sportswear, and swimwear manufacturer; Center for Furniture Craftsmanship (not-for-profit)
April 30, 2012	William Blair Funds 21

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years(2)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/Officer
Thomas J. Skelly, 1951	Trustee	Since 2007	Advisory Board Member for various U.S. Companies; Director and Investment Committee Chairman of the US Accenture Foundation, Inc.; prior to 2005, Managing Partner of various divisions at Accenture	25	Mutual Trust Financial Group, provider of insurance and investment products; Board Member First MetLife Investors Insurance Company, NY Chartered Company for Metropolitan Life Insurance

Officers
Michael P. Balkin, 1959	Senior Vice President Vice President	Since 2009 2008-2009	Partner, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.; former Partner, Magnetar Capital		N/A

Karl W. Brewer, 1966	Senior Vice President	Since 2000	Partner, William Blair & Company, L.L.C.		N/A

David C. Fording, 1967	Senior Vice President Vice President	Since 2009 2006-2009	Partner, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.; former Portfolio Manager, TIAA-CREF.		N/A

James S. Golan, 1961	Senior Vice President	Since 2005	Partner, William Blair & Company, L.L.C.		N/A

W. George Greig, 1952	Senior Vice President	Since 1996	Partner, William Blair & Company, L.L.C.		N/A

Michael A. Jancosek, 1959	Senior Vice President	Since 2004	Partner, William Blair & Company L.L.C.		N/A

John F. Jostrand, 1954	Senior Vice President	Since 1999	Partner, William Blair & Company, L.L.C.		N/A

Chad M. Kilmer, 1975	Senior Vice President Vice President	Since 2011 2006-2011	Partner, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.; former analyst and Portfolio Manager U.S. Bancorp Asset Management.		N/A

Robert C. Lanphier, IV, 1956	Senior Vice President	Since 2003	Partner, William Blair & Company, L.L.C.		Chairman, AG. Med, Inc.

Mark T. Leslie, 1967	Senior Vice President Vice President	Since 2008 2005-2008	Partner, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.		N/A

Matthew A. Litfin, 1972	Senior Vice President	Since 2008	Partner, William Blair & Company, L.L.C.		N/A

Kenneth J. McAtamney 1966	Senior Vice President	Since 2008	Partner, William Blair & Company, L.L.C.		N/A
22 Semi-Annual Report	April 30, 2012

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years(2)	Other Directorships Held by Trustee/Officer
Todd M. McClone, 1968	Senior Vice President Vice President	Since 2006 2005-2006	Partner, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.	N/A N/A

David Merjan, 1960	Senior Vice President	Since 2008	Partner, William Blair & Company, L.L.C.	N/A

David S. Mitchell, 1960	Senior Vice President	Since 2004	Partner, William Blair & Company, L.L.C.	N/A

David P. Ricci, 1958	Senior Vice President	Since 2006	Partner, William Blair & Company, L.L.C.	N/A

Brian D. Singer, 1960	Senior Vice President Vice President	Since 2012 2011-2012

Partner, William Blair & Company, L.L.C.

Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Managing Partner, Singer Partners, LLC (2009-2011); prior thereto, UBS Global Asset Management (Americas) Inc. (2003-2007)

N/A

Paul J. Sularz, 1967	Senior Vice President Vice President	Since 2012 2009-2012	Partner, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.; Vice President, J.P. Morgan Securities, Inc.	N/A

Jeffrey A. Urbina, 1955	Senior Vice President	Since 1998	Partner, William Blair & Company, L.L.C.	N/A

Christopher T. Vincent, 1956	Senior Vice President	Since 2004	Partner, William Blair & Company, L.L.C.	N/A

Kathleen M. Lynch, 1971	Vice President	Since 2010	Associate, William Blair & Company, L.L.C.	N/A

David F. Hone, 1967	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Portfolio Manager Large Cap Value, Deutsche Asset Management (2002-2010)	N/A

John Abunassar, 1967	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Principal, Guidance Capital LLC (2009-2011); prior thereto. President and CEO of Allegiant Asset	N/A

Peter Carl, 1967	Vice President	Since 2011	Associate, William Blair & Company L.L.C. (since 2011); prior thereto, Portfolio Manager, Guidance Capital LLC (2006-2011)	N/A

D. Trowbridge Elliman III, 1957	Vice President	Since 2011	Associate, William Blair & Company L.L.C. (since 2011); prior thereto, Principal, Guidance Capital LLC (2001-2011)	N/A
April 30, 2012	William Blair Funds 23

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years(2)	Other Directorships Held by Trustee/Officer
Christopher Walvoord, 1966	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Principal, Guidance Capital LLC (2002-2011)	N/A

Brian Ziv, 1957	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Principal, Guidance Capital LLC (2001-2011)	N/A

Edwin Denson, 1967	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Managing Partner, Singer Partners, LLC (2009-2011); prior thereto, UBS Global Asset Management (Americas) Inc. (2001-2009)	N/A

Thomas Clarke, 1968	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Managing Partner, Singer Partners, LLC (2009-2011); prior thereto, UBS Global Asset Management (Americas) Inc. (2000-2009)	N/A

Walter R. Randall, Jr., 1960	Chief Compliance Officer and Assistant Secretary	Since 2009	Associate, William Blair & Company, L.L.C.; Associate Counsel and Chief Compliance Officer, Calamos Investments; Assistant General Counsel, American Century Investments.	N/A

Colette M. Garavalia, 1961	Treasurer	Since 2009	Associate, William Blair & Company, L.L.C.	N/A

	Secretary	2000-2009	Associate, William Blair & Company, L.L.C.	N/A

Andrew T. Pfau, 1970	Secretary	Since 2009	Associate, William Blair & Company, L.L.C.; Associate, Bell, Boyd & Lloyd, LLP; Associate, Sidley Austin LLP	N/A

John M. Raczek, 1970	Assistant Treasurer	Since 2010	Associate, William Blair & Company, L.L.C.; Manager, Calamos Investments	N/A

*	Ms. Seitz and Mr. Smirl are interested persons of the William Blair Funds because each is a partner of William Blair & Company, L.L.C., the Fund’s investment advisor, principal underwriter and distributor.
(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement or removal as provided in the Fund’s Declaration of Trust. Retirement for non-interested Trustees occurs no later than at the conclusion of the first regularly scheduled Board meeting of the Fund’s fiscal year that occurs after the earlier of (a) the non-interested Trustee’s 72nd birthday or (b) the 15th anniversary of the date that the non-interested Trustee was first elected or appointed as a member of the Board of Trustees. The Fund’s officers, except the Chief Compliance Officer, are elected annually by the Trustees. The Fund’s Chief Compliance Officer is designated by the Board of Trustees and may only be removed by action of the Board of Trustees, including a majority of the non-interested Trustees.
(2)	In November 2008, all partners of William Blair & Company, L.L.C. also became limited partners in WB Holdings, L.P.

The Statement of Additional Information for the William Blair Funds includes additional information about the trustees and is available without charge by calling 1-800-635-2886 (in Massachusetts 1-800-635-2840) or by writing the Fund.

24 Semi-Annual Report	April 30, 2012

Approval of the Management Agreement for the William Blair Macro Allocation Fund and the William Blair Commodity Strategy Long/Short Fund

On October 25, 2011, the Board of Trustees (the “Board”) of William Blair Funds (the “Trust”), including the Trustees who are not interested persons of the Trust as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the Management Agreement between the Trust, on behalf of each of the William Blair Macro Allocation Fund and the William Blair Commodity Strategy Long/Short Fund (each a “Fund” and collectively, the “Funds”), and William Blair & Company, L.L.C. (the “Advisor”). On October 24 and 25, 2011, the Board met to consider the approval of the Management Agreement for each Fund. On October 24 and 25, 2011, the Independent Trustees also met independently of Trust management and the interested Trustees of the Trust to consider the approval of the Management Agreement for each Fund. The Independent Trustees reviewed materials provided by the Advisor for the approval of the Management Agreement for each Fund and were assisted by independent legal counsel in making their determination. The Board considered the following factors in making its determination, but did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services. In evaluating the nature, quality and extent of services expected to be provided by the Advisor to the Funds, the Board noted that the Advisor is a quality firm with a reputation for integrity and honesty that employs high quality people. The Board considered biographical information about the proposed portfolio managers for the Funds, financial information regarding the Advisor, the compliance regime created by the Advisor and the proposed financial support of the Funds. With respect to the Funds, the Board noted that the proposed portfolio managers had recently joined the Advisor and it had met previously with the proposed portfolio managers to discuss each Fund. The Board also considered the Advisor’s experience in managing new funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Advisor to the Funds were expected to be satisfactory.

Fees and Expenses. The Board reviewed the proposed advisory fee for each Fund and reviewed information comparing each Fund’s advisory fee to a separate peer group or peer groups of funds provided by Lipper Inc. With respect to the Macro Allocation Fund, the Lipper peer group for the Fund consisted of other no-load global flexible portfolio funds. With respect to the Commodity Strategy Long/Short Fund, the Lipper information contained three separate peer groups consisting of commodities general funds, commodities specialty funds and absolute-return funds. In considering the information, the Board noted that the proposed advisory fee for the Macro Allocation Fund was below the median of its Lipper peer group. The Board also considered that the Advisor proposed to limit total expenses for the Macro Allocation Fund, including waiving advisory fees, if necessary.

With respect to the Commodity Strategy Long/Short Fund, the Board noted that the proposed advisory fee for the Fund was at the high end of the range of advisory fees for the funds included in the Lipper peer groups. The Board considered the Advisor’s statements regarding the limitations on the comparability of the funds in each Lipper peer group to the Fund. The Board reviewed information for an additional peer group of funds, the Morningstar Managed Futures category of funds, provided by the Advisor and considered that the Fund’s proposed advisory fee was within the range of the advisory fees of those funds. The Board also noted that the proposed advisory fee for the Fund was the same as the advisory fee charged by the Advisor to institutional separate accounts and a private fund vehicle employing the same strategy as the Fund. The Board also considered that the Advisor proposed to limit total expenses for the Fund, including waiving advisory fees, if necessary.

On the basis of the information provided, the Board concluded that the proposed advisory fee for each Fund was reasonable in light of the nature, quality and extent of services expected to be provided by the Advisor.

Profitability. With respect to the estimated profitability of the Management Agreement to the Advisor for each Fund, the Board considered the proposed advisory fee for each Fund, that each Fund was newly organized and had no assets and the Advisor’s agreement to limit total expenses for each Fund. The Board concluded that the expected profits to be realized by the Advisor with respect to each Fund were not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale. In considering whether fee levels reflect economies of scale for the benefit of Fund investors, the Board reviewed each Fund’s advisory fee compared to peer funds, each Fund’s estimated expense ratios and the Advisor’s agreement to limit total expenses for each Fund, and concluded that the advisory fee for each Fund was reasonable.

Other Benefits to the Advisor. The Board considered benefits to be derived by the Advisor from its relationship with the Funds. The Board concluded that, after taking into account these benefits, the proposed advisory fee for each Fund was reasonable.

April 30, 2012	William Blair Funds 25

Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement for each Fund are fair and reasonable and that the approval of the Management Agreement is in the best interests of each Fund.

26 Semi-Annual Report	April 30, 2012

(unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-635-2886 (in Massachusetts 1-800-635-2840), at www.williamblairfunds.com and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended January 31 and July 31) on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are also available on the Fund’s website at www.williamblairfunds.com.

Additional Federal Income Tax Information: (unaudited)

The Funds had not been in existence prior to the fiscal year ended October 31, 2011 and therefore additional Federal Income Tax Information is not available for the fiscal year end October 31, 2011.

April 30, 2012	William Blair Funds 27

Useful Information About Your Report (unaudited)

Please refer to this information when reviewing the Expense Example for each Portfolio.

Expense Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs such as redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, service fees, shareholder administration fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare the Portfolio’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 31, 2011 to April 30, 3012.

Actual Expenses

In each example, the first line for each share class in the table provides information about the actual account values and actual expenses. These expenses reflect the effect of any expense cap applicable to the share class during the period. Without this expense cap, the costs shown in the table would have been higher. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In each example, the second line for each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. This is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in both examples are meant to highlight your ongoing costs only and do not reflect any transactional costs or account type fees, such as redemption fees and IRA Fiduciary Administration fees, respectively. These fees are fully described in the prospectus. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs or account fees were included, your costs would have been higher.

28 Semi-Annual Report	April 30, 2012

Fund Expenses (unaudited)

The examples below show you the ongoing costs (in dollars) of investing in your fund and allows you to compare these costs with those of other mutual funds. Please refer to the previous page for a detailed explanation of the information presented on this chart.

Expense Example	Beginning Account Value 11/29/2011	Ending Account Value 4/30/2012	Expenses Paid During the Period	Annualized Expense Ratio
Macro Allocation Fund
Class N—actual return (b)	$1,000.00	$1,091.80	$5.94	1.35%
Class N—hypothetical 5% return (a)	1,000.00	1,018.15	6.77	1.35
Class I—actual return (b)	1,000.00	1,092.80	4.84	1.10
Class I—hypothetical 5% return (a)	1,000.00	1,019.39	5.52	1.10

Expense Example	Beginning Account Value 4/25/2012	Ending Account Value 4/30/2012	Expenses Paid During the Period	Annualized Expense Ratio
Commodity Strategy Long/Short Fund
Class N—actual return (c)	$1,000.00	$1,002.00	$0.32	1.95%
Class N—hypothetical 5% return (a)	1,000.00	1,015.17	9.77	1.95
Class I—actual return (c)	1,000.00	1,002.00	0.28	1.70
Class I—hypothetical 5% return (a)	1,000.00	1,016.41	8.52	1.70

(a)	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period 182, and divided by 366 (to reflect the one-half year period).
(b)	For the period November 29, 2011 (Commencement of Operation) to April 30, 2012
(c)	For the period April 25, 2012 (Commencement of Operation) to April 30, 2012
April 30, 2012	William Blair Funds 29

BOARD OF TRUSTEES

Phillip O. Peterson

Retired Partner, KPMG LLP

Lisa A. Pollina

Senior Advisor to RBC Financial Group—International Banking and Insurance Division

Donald J. Reaves

Chancellor, Winston-Salem State University

Donald L. Seeley

Retired Adjunct Lecturer and Director, University of Arizona Department of Finance

Michelle R. Seitz, Chairperson and President

Principal, William Blair & Company, L.L.C.,

Thomas J. Skelly

Retired Managing Partner, Accenture U.S.

Richard W. Smirl, Senior Vice President

Principal, William Blair & Company L.L.C.

Officers

Michael P. Balkin, Senior Vice President

Karl W. Brewer, Senior Vice President

David C. Fording, Senior Vice President

James S. Golan, Senior Vice President

W. George Greig, Senior Vice President

Michael A. Jancosek, Senior Vice President

John F. Jostrand, Senior Vice President

Chad M. Kilmer, Senior Vice President

Robert C. Lanphier, IV, Senior Vice President

Mark T. Leslie, Senior Vice President

Matthew A. Litfin, Senior Vice President

Kenneth J. McAtamney, Senior Vice President

Todd M. McClone, Senior Vice President

David Merjan, Senior Vice President

David S. Mitchell, Senior Vice President

David P. Ricci, Senior Vice President

Jeffrey A. Urbina, Senior Vice President

Christopher T. Vincent, Senior Vice President

Kathleen M. Lynch, Vice President

Paul J. Sularz, Vice President

David F. Hone, Vice President

John Abunassar, Vice President

Peter Carl, Vice President

D. Trowbridge Elliman III, Vice President

Christopher Walvoord, Vice President

Brian Ziv, Vice President

Brian D. Singer, Vice President

Edwin Denson, Vice President

Thomas Clarke, Vice President

Walter R. Randall, Jr., Chief Compliance Officer and Assistant Secretary

Colette M. Garavalia, Treasurer

Andrew T. Pfau, Secretary

John M. Raczek, Assistant Treasurer

Investment Advisor

William Blair & Company, L.L.C.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Legal Counsel

Vedder Price P.C.

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8506

Boston, MA 02266-8506

For customer assistance, call 1-800-635-2886

(Massachusetts 1-800-635-2840)

30 Semi-Annual Report	April 30, 2012

William Blair Funds

Multi-Asset and Alternatives

Macro Allocation Fund

Commodity Strategy Long/Short Fund

©William Blair & Company, L.L.C., distributor
+1 800 742 7272 williamblairfunds.com	222 West Adams Street Chicago, Illinois 60606

Item 2.	Code of Ethics

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants

Not Applicable to this Registrant, insofar as the Registrant is not a listed company.

Item 6.	Schedule of Investments

See Schedule of Investments in Item 1

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this item.

Item 11.

Controls and Procedures

(a) The Registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the final quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

12. (a) (1) Code of Ethics

Not applicable because it is posted on Registrant’s website.

12. (a) (2) (1)

Certification of Principal Executive Officer Required by Rule 30a-2(a) of the Investment Company Act

12. (a) (2) (2)

Certification of Principal Financial Officer Required by Rule 30a-2(a) of the Investment Company Act.

12. (a) (3)

Not applicable to this Registrant.

12. (b)

Certification of Chief Executive Officer and Certification of Chief Financial Officer Required by Rule 30a-2(b) of the Investment Company Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

William Blair Funds

/s/ Michelle R. Seitz
By:	Michelle R. Seitz
President (Chief Executive Officer)

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated

/s/ Michelle R. Seitz
By:	Michelle R. Seitz
President (Chief Executive Officer)

Date: June 22, 2012

/s/ Colette M. Garavalia
By:	Colette M. Garavalia
Treasurer (Chief Financial Officer)

Date: June 22, 2012